Basis of presentation - impact of adoption of IFRS 9 and IFRS 15 on previously reported amounts (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of initial application of standards or interpretations [line items]
Goodwill and intangible assets with indefinite useful lives	€ 13,970	€ 13,390	€ 13,390
Other intangible assets	11,749	11,542	11,542
Property, plant and equipment	26,307	29,014	29,014
Investments accounted for using the equity method	2,002	1,999	2,008
Other financial assets	362	423	482
Deferred tax assets	1,814	1,999	2,004
Other receivables	1,484	666	666
Tax receivables	71	83	83
Prepaid expenses and other assets	266	328	328
Other non-current assets	556	508	508
Total Non-current assets	58,581	59,952	60,025
Inventories	10,694	12,922	12,922
Assets sold with a buy-back commitment	1,707	1,460	1,748
Trade and other receivables	7,188	7,887	7,887
Tax receivables	419	215	215
Prepaid expenses and other assets	418	377	377
Other financial assets	615	546	487
Cash and cash equivalents	12,450	12,638	12,638
Total Current assets	38,292	36,045	36,274
Total Assets	96,873	95,997	96,299
Equity attributable to owners of the parent	24,702	20,840	20,819
Non-controlling interests	201	168	168
Total Equity	24,903	21,008	20,987	€ 19,353	€ 16,968
Long-term debt	8,667	10,726	10,726
Employee benefits liabilities	7,875	8,584	8,584
Provisions	5,561	5,770	5,770
Other financial liabilities	3	1	1
Deferred tax liabilities	937	390	388
Tax payables	1	74	74
Other liabilities	2,452	2,483	2,500
Total Non-current liabilities	25,496	28,028	28,043
Trade payables	19,229	21,866	21,939
Short-term debt and current portion of long-term debt	5,861	7,245	7,245
Employee benefit liabilities	595	694	694
Provisions	10,483	9,010	9,009
Other financial liabilities	204	138	138
Tax payables	114	309	309
Other liabilities	7,057	7,699	7,935
Total Current liabilities	46,474	46,961	47,269
Total Equity and liabilities	€ 96,873	95,997	96,299
Previously stated
Disclosure of initial application of standards or interpretations [line items]
Goodwill and intangible assets with indefinite useful lives			13,390
Other intangible assets			11,542
Property, plant and equipment			29,014
Investments accounted for using the equity method			2,008
Other financial assets			482
Deferred tax assets			2,004
Other receivables			666
Tax receivables			83
Prepaid expenses and other assets			328
Other non-current assets			508
Total Non-current assets			60,025
Inventories			12,922
Assets sold with a buy-back commitment			1,748
Trade and other receivables			7,887
Tax receivables			215
Prepaid expenses and other assets			377
Other financial assets			487
Cash and cash equivalents			12,638
Total Current assets			36,274
Total Assets			96,299
Equity attributable to owners of the parent			20,819
Non-controlling interests			168
Total Equity			20,987
Long-term debt			10,726
Employee benefits liabilities			8,584
Provisions			5,770
Other financial liabilities			1
Deferred tax liabilities			388
Tax payables			74
Other liabilities			2,500
Total Non-current liabilities			28,043
Trade payables			21,939
Short-term debt and current portion of long-term debt			7,245
Employee benefit liabilities			694
Provisions			9,009
Other financial liabilities			138
Tax payables			309
Other liabilities			7,935
Total Current liabilities			47,269
Total Equity and liabilities			€ 96,299
Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets		(5)
Total Non-current assets		(5)
Assets sold with a buy-back commitment		(288)
Total Current assets		(288)
Total Assets		(293)
Equity attributable to owners of the parent		30
Total Equity		30
Deferred tax liabilities		2
Other liabilities		(17)
Total Non-current liabilities		(15)
Trade payables		(73)
Provisions		1
Other liabilities		(236)
Total Current liabilities		(308)
Total Equity and liabilities		(293)
Increase (decrease) due to application of IFRS 9 [Member]
Disclosure of initial application of standards or interpretations [line items]
Investments accounted for using the equity method		(9)
Other financial assets		(59)
Total Non-current assets		(68)
Other financial assets		59
Total Current assets		59
Total Assets		(9)
Equity attributable to owners of the parent		(9)
Total Equity		(9)
Total Equity and liabilities		€ (9)